FINANCIAL INSTRUMENTS - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of investment held	$ 357
Shares held in affiliate	25,661,448
Loss from downward adjustment to equity securities without readily determinable fair value, before tax	$ 35
Loss from downward adjustment to equity securities without readily determinable fair value, after tax	$ 35
Nikola Corporation
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Ownership percentage of investment held	6.50%
Nikola Corporation
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Share price (in dollars per share)	$ 13.89
Foreign exchange derivatives
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Notional amount of foreign exchange derivatives	$ 7,000	$ 6,300
Interest rate derivatives
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Notional amount of foreign exchange derivatives	7,400	$ 7,500
Nominal amount of hedging instruments affected by reform of benchmark	$ 830